Securities - Pre-Tax Net Securities Gains (Losses) by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	$ (68)	$ (443)	$ 5
U.S. Treasury
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	(76)	12	(3)
Non-agency RMBS
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	2	49	2
Non-U.S. government
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	2	3	3
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains	$ 4	(507)	$ 3
State and political subdivisions
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains		(337)
Corporate bonds
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Total net securities (losses) gains		$ (177)